Segment Information - Schedule of Net Income and Total Assets (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Net Income and Total Assets [Abstract]
Trust Account	$ 237,656,449	$ 235,193,585
Cash	517,160	668,089
Net income	689,999	3,408,788
General and administrative expenses	1,103,133	634,797
Interest earned on marketable securities held in Trust Account	$ 2,462,864	$ 4,043,585